Affiliate Investment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Transfers To and From Affiliate [Line Items]
Total capital contributions	$ 188,792	$ 207,855	$ 287,594
Dividend to affiliate	(120,000)	(420,000)	(100,000)
Corporate push-down	3,093	1,241	18,209
Net change in income tax accounts	(134,219)	(78,842)	(53,429)
Net change in receivable/payable with affiliate	(101,044)	(94,264)	(43,540)
Total net transfers (to)/from affiliate	(163,378)	(384,010)	108,834
Loan origination activities
Schedule of Transfers To and From Affiliate [Line Items]
Total capital contributions	124,722	119,094	132,900
Loan sales to affiliates
Schedule of Transfers To and From Affiliate [Line Items]
Total capital contributions	35	13,502	57,440
Corporate overhead activities
Schedule of Transfers To and From Affiliate [Line Items]
Total capital contributions	62,031	69,830	87,914
Due to acquisitions
Schedule of Transfers To and From Affiliate [Line Items]
Total capital contributions	0	0	7,100
Other
Schedule of Transfers To and From Affiliate [Line Items]
Total capital contributions	2,004	5,429	2,240
Additional Paid-in Capital [Member]
Schedule of Transfers To and From Affiliate [Line Items]
Total net transfers (to)/from affiliate	$ (163,378)	$ (384,010)	$ 108,834